Derivative financial instruments and Short positions (Details 10) - Hedge Structure - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Portion Accumulated
Cash Flow Hedge
Eurobonds	R$ (25,576)	R$ (20,535)	R$ (29,750)
Trade Finance Off	(94,896)	0	0
Government Securities (LFT)	129,995	0	0
Loans and Receivables	0	174,956	(575,571)
Total	9,523	154,421	(605,321)
Portion Ineffective
Cash Flow Hedge
Eurobonds	0	0	0
Trade Finance Off	9,266	0	0
Government Securities (LFT)	0	0	0
Loans and Receivables	0	0	0
Total	R$ 9,266	R$ 0	R$ 0